ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

and to the Statutory Prospectus for Institutional Class, Class P, Administrative Class

and Class D Shares of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds,

except for AllianzGI Money Market Fund

The second and third sentences of the first paragraph under the sub-section titled “Non-U.S. Securities” under the section titled “Characteristics and Risks of Securities and Investment Techniques” are hereby deleted and replaced with the following:

The Funds consider non-U.S. securities to include the following types of equity and equity related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S., excluding companies whose shares are traded principally on U.S. markets but are incorporated outside of the U.S. for tax or other purposes; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities.

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to AllianzGI NFJ Small-Cap Value Fund (the “Fund”) in the Prospectus, the second sentence in the subsection entitled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

Within the “Principal Investments and Strategies of Each Fund” section of the Prospectus, the subsection relating to the Fund entitled “Principal Investments and Strategies-Approximate Primary Capitalization Range” is hereby changed from “Between $100 million and $3.5 billion” to “Between $100 million and $4 billion”.

The Fund’s performance table as it appears in the Fund Summary under the Section titled “Performance Information” is revised to delete reference to “Lipper Small-Cap Core Funds Average” and replaced with “Lipper Small-Cap Value Funds Average”.

Within the “Principal Investments and Strategies of Each Fund” section of the Prospectus, the second sentence in the subsection entitled “Principal Investments and Strategies” relating to the Fund is hereby deleted and replaced with the following:

The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time.

Please retain this Supplement for future reference.

ALLIANZ FUNDS

Supplement Dated April 11, 2013

to the Statement of Additional Information (the “SAI”)

of all series of Allianz Funds except for

AllianzGI Money Market Fund

dated August 29, 2012 (as revised April 1, 2013) (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds,

except for AllianzGI Money Market Fund

The first and second sentences of the first paragraph under the section titled “Non-U.S. Securities” under “Investment Practices, Policies, Strategies and Risks” are hereby deleted and replaced with the following:

The Funds consider non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S., excluding companies whose shares are traded principally on U.S. markets but are incorporated outside of the U.S. for tax or other purposes; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities.

Please retain this Supplement for future reference.